Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2020
Accumulated other comprehensive income
18. Accumulated other comprehensive income:
Changes in accumulated other comprehensive income (loss) are as foll
o
ws:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2017	(560,108)	1,426,003	(224,973)	640,922
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(3,624) million, ¥38,539 million, ¥(7,568) million and ¥27,347 million	(113,942)	(72,501)	15,814	(170,629)
Reclassifications, net of taxes of ¥— million, ¥9,729 million, ¥(2,500) million and ¥7,229 million	(6,664)	(22,058)	6,501	(22,221)

Other comprehensive income (loss), net of tax	(120,606)	(94,559)	22,315	(192,850)
Less - Other comprehensive income attributable to noncontrolling interests	1,629	(2,022)	(580)	(973)
Equity transaction with noncontrolling interests and other	—	162	(11,562)	(11,400)

Balance at March 31, 2018	(679,085)	1,329,584	(214,800)	435,699

Effect of change in accounting policy	105	(1,309,725)	—	(1,309,620)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥8,703 million, ¥3,382 million, ¥25,795 million and ¥37,880 million	25,639	(6,139)	(62,288)	(42,788)
Reclassifications, net of taxes of ¥— million, ¥6,963 million, ¥(2,892) million and ¥4,071 million	1,377	(15,026)	7,452	(6,197)

Other comprehensive income (loss), net of tax	27,016	(21,165)	(54,836)	(48,985)
Less - Other comprehensive income attributable to noncontrolling interests	2,432	54	3,770	6,256

Balance at March 31, 2019	(649,532)	(1,252)	(265,866)	(916,650)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥1,865 million, ¥(50,969) million, ¥26,259 million and ¥(22,845) million	(333,854)	113,978	(66,203)	(286,079)
Reclassifications, net of taxes of ¥— million, ¥(1,960) million, ¥(2,400) million and ¥(4,360) million	—	4,385	6,007	10,392

Other comprehensive income (loss), net of tax	(333,854)	118,363	(60,196)	(275,687)
Less - Other comprehensive income attributable to noncontrolling interests	20,668	40	(440)	20,268
Equity transaction with noncontrolling interests and other	3,432	(124)	2,488	5,796

Balance at March 31, 2020	(959,286)	117,027	(324,014)	(1,166,273)

Reclassifications for the years ended March 31, 2018, 2019 and 2020 consist of the following:

	Yen in millions
	For the years ended March 31,			Affected line items in the consolidated statements of income
	2018	2019	2020
Foreign currency translation adjustments:
	(6,664)	1,377	—	Other income (loss), net

	(6,664)	1,377	—	Income before income taxes and equity in earnings of affiliated companies

	(6,664)	1,377	—	Net income

Unrealized gains (losses) on securities:
	(4,567)	1,243	(93)	Financing operations
	(25,247)	(22,374)	8,823	Foreign exchange gain (loss), net
	(1,993)	(827)	(2,484)	Other income (loss), net

	(31,807)	(21,958)	6,246	Income before income taxes and equity in earnings of affiliated companies
	9,729	6,963	(1,960)	Provision for income taxes
	20	(31)	99	Equity in earnings of affiliated companies

	(22,058)	(15,026)	4,385	Net income

Pension liability adjustments:
Recognized net actuarial loss	12,914	14,029	12,611	*1
Amortization of prior service costs	(3,913)	(3,685)	(4,204)	*1

	9,001	10,344	8,407	Income before income taxes and equity in earnings of affiliated companies
	(2,500)	(2,892)	(2,400)	Provision for income taxes

	6,501	7,452	6,007	Net income

Total reclassifications, net of tax	(22,221)	(6,197)	10,392

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.